GOODWILL - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.00%
Terminal rate applied to cash flow projections	700.00%
Period over which management has projected cash flows	5 years
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	20.00%
Terminal rate applied to cash flow projections	2100.00%
Period over which management has projected cash flows	26 years